UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 02/28/2010

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 86.8%

Corporate — 3.2%
New Jersey EDA, RB, American Airlines
Inc. Project, AMT, 7.10%, 11/01/31	$1,075	$845,208
New Jersey EDA, RB, Continental
Airlines Inc. Project, AMT, 6.25%,
9/15/19	3,000	2,809,350
New Jersey EDA, RB, Disposal, Waste
Management of New Jersey, Series A,
AMT, 5.30%, 6/01/15	2,000	2,157,780
New Jersey EDA, RB, Public Service
Electric & Gas Co., Series A, AMT
(NPFGC), 6.40%, 5/01/32	100	100,076
New Jersey EDA, Refunding RB,
Burlington Coat Factory, 6.13%,
9/01/10	40	40,167
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Series A,
AMT, 5.70%, 10/01/39	1,445	1,441,214
New Jersey EDA, Refunding RB, Newark
Airport Marriott Hotel, 7.00%,
10/01/14	1,250	1,238,325

		8,632,120

County/City/Special District/School District — 4.1%
Borough of Cape May Point, New Jersey,
GO, 5.70%, 3/15/13	450	470,718
Camden County Pollution Control
Financing Authority, Refunding RB,
Series A, AMT, 7.50%, 12/01/10	275	272,971
City of Perth Amboy, New Jersey, GO,
CAB (AGM), 5.64%, 7/01/35 (a)	1,250	1,125,875
City of Perth Amboy, New Jersey, GO,
CAB (AGM), 5.14%, 7/01/36 (a)	300	269,670
County of Middlesex, New Jersey, COP,
Refunding (NPFGC), 5.00%, 8/01/22	200	201,838
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC), 5.50%, 10/01/29	1,500	1,696,005
Knowlton Township Board Of Education,
GO, 6.60%, 8/15/11	169	183,992
Middlesex County Improvement
Authority, RB, Golf Course Projects,
5.25%, 6/01/26	1,705	1,827,027

Municipal Bonds	Par (000)	Value

New Jersey (continued)

County/City/Special District/School District (concluded)
Middlesex County Improvement
Authority, RB, Senior, Heldrich Center
Hotel, Series A, 5.00%, 1/01/15	$880	$520,071
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	1,775	1,656,909
Salem County Improvement Authority,
RB, Finlaw Street Office Building
(AGM), 5.38%, 8/15/28	605	659,063
South Jersey Port Corp., Refunding RB,
AMT, 5.20%, 1/01/23	1,500	1,503,435
Union County Improvement Authority,
LRB, Madison Redevelopment Project
(AGM), 5.00%, 3/01/25	500	527,070

		10,914,644

Education — 13.2%
New Jersey EDA, RB, Duke Farms
Foundation Project, Series B, 5.00%,
7/01/48	1,500	1,560,225
New Jersey EDA, Refunding RB, Seeing
Eye Inc. Project (AMBAC), 5.00%,
12/01/24	5,500	5,454,240
New Jersey Educational Facilities
Authority, RB, Farleigh Dickinson
University, Series D (ACA), 5.25%,
7/01/32	1,500	1,393,740
New Jersey Educational Facilities
Authority, RB, Georgian Court College
Project, Series C, 6.50%, 7/01/13 (b)	750	884,895
New Jersey Educational Facilities
Authority, RB, Kean University,
Series D (FGIC), 5.25%, 7/01/13 (b)	250	285,065
New Jersey Educational Facilities
Authority, RB, Montclair State
University, Series F (FGIC), 5.00%,
7/01/11 (b)	500	530,660
New Jersey Educational Facilities
Authority, RB, New Jersey Institute of
Technology, Series G (NPFGC), 5.25%,
7/01/19	1,000	1,050,910
New Jersey Educational Facilities
Authority, RB, Princeton University,
Series B, 4.25%, 7/01/40	2,000	1,940,140

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (continued)
New Jersey Educational Facilities
Authority, RB, Rider University,
Series C (Radian), 5.00%, 7/01/37	$2,400	$2,199,456
New Jersey Educational Facilities
Authority, RB, Rowan University,
Series C (NPFGC), 5.00%,
7/01/14 (b)	650	752,511
New Jersey Educational Facilities
Authority, RB, Rowan University,
Series C (NPFGC), 5.13%,
7/01/14 (b)	715	831,538
New Jersey Educational Facilities
Authority, Refunding RB, College of
New Jersey, Series D (AGM), 5.00%,
7/01/35	1,750	1,804,075
New Jersey Educational Facilities
Authority, Refunding RB, Ramapo
College, Series I (AMBAC), 4.25%,
7/01/36	295	268,651
New Jersey Educational Facilities
Authority, Refunding RB, Rowan
University, Series B (AGC), 5.00%,
7/01/27	1,250	1,341,575
New Jersey Educational Facilities
Authority, Refunding RB, Rowan
University, Series B (AGM), 3.00%,
7/01/27	220	179,619
New Jersey Educational Facilities
Authority, Refunding RB, Rowan
University, Series B (AGM), 3.00%,
7/01/28	285	226,917
New Jersey Educational Facilities
Authority, Refunding RB, Rowan
University, Series B (NPFGC), 4.25%,
7/01/34	1,950	1,771,848
New Jersey Educational Facilities
Authority, Refunding RB, Series D,
Georgian Court University, 5.00%,
7/01/33	500	473,605
New Jersey Educational Facilities
Authority, Refunding RB, Stevens
Institute of Technology, Series A, 5.00%,
7/01/34	1,400	1,353,982
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B, 7.50%,
12/01/32	2,500	2,823,950
New Jersey Educational Facilities
Authority, Refunding RB, William
Paterson University, Series C (AGC),
5.00%, 7/01/38	3,200	3,276,544
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A,
5.00%, 12/01/25	100	103,111
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A,
5.00%, 12/01/26	650	665,080

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey State Higher Education
Assistance Authority, RB, Series A,
AMT (AMBAC), 5.30%, 6/01/17	$15	$15,052
University of Medicine & Dentistry of
New Jersey, COP (AMBAC), 5.00%,
4/15/22	250	252,128
University of Medicine & Dentistry of
New Jersey, COP (NPFGC), 5.00%,
6/15/29	1,000	968,640
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.13%, 12/01/22	250	250,650
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/27	2,030	2,036,516
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.00%, 12/01/31	1,000	922,610

		35,617,933

Health — 14.2%
Burlington County Bridge Commission,
Refunding RB, The Evergreens
Project, 5.63%, 1/01/38	1,850	1,575,738
City of Newark, New Jersey, Refunding
RB, New Community Urban Renewal,
Series A (GNMA), 5.20%, 6/01/30	915	926,776
New Jersey EDA, RB, CAB, St. Barnabas
Health, Series A (NPFGC), 5.62%,
7/01/23 (c)	4,000	1,530,280
New Jersey EDA, RB, First Mortgage,
Lions Gate Project, Series A, 5.88%,
1/01/37	1,000	825,100
New Jersey EDA, RB, First Mortgage,
Presbyterian Homes, Series A, 6.38%,
11/01/31	1,330	1,169,083
New Jersey EDA, RB, Masonic Charity
Foundation of New Jersey, 5.25%,
6/01/24	875	887,373
New Jersey EDA, RB, Masonic Charity
Foundation of New Jersey, 5.25%,
6/01/32	500	479,070
New Jersey EDA, Refunding RB,
First Mortgage, Winchester, Series A,
5.80%, 11/01/31	1,500	1,474,440
New Jersey EDA, Refunding RB,
Seabrook Village, Inc. Facility, 5.25%,
11/15/26	2,000	1,692,940
New Jersey EDA, Refunding RB,
Seabrook Village, Inc. Facility, 5.25%,
11/15/36	600	481,722
New Jersey Health Care Facilities
Financing Authority, RB, Avalon at
Hillsborough, Series A, AMT, 6.63%,
7/01/35	500	425,760

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)
Municipal Bonds		Value

New Jersey (continued)

Health (continued)
New Jersey Health Care Facilities
Financing Authority, RB, Children’s
Specialized Hospital, Series A, 5.50%,
7/01/36	$460	$436,692
New Jersey Health Care Facilities
Financing Authority, RB, Hunterdon
Medical Center, Series A, 5.25%,
7/01/25	750	757,605
New Jersey Health Care Facilities
Financing Authority, RB, Hunterdon
Medical Center, Series A, 5.13%,
7/01/35	1,100	1,042,437
New Jersey Health Care Facilities
Financing Authority, RB, Kennedy
Health System, 5.50%, 7/01/21	2,000	2,025,480
New Jersey Health Care Facilities
Financing Authority, RB, Meridian
Health, Series I (AGC), 5.00%,
7/01/38	1,925	1,928,773
New Jersey Health Care Facilities
Financing Authority, RB, Pascack
Valley Hospital Association, 6.00%,
7/01/13 (d)(e)	830	8
New Jersey Health Care Facilities
Financing Authority, RB, RWJ Health
Care Corp., Series B (Radian), 5.00%,
7/01/25	250	223,975
New Jersey Health Care Facilities
Financing Authority, RB, South Jersey
Hospital, 6.00%, 7/01/12 (b)	1,500	1,679,880
New Jersey Health Care Facilities
Financing Authority, RB, Virtua Health
(AGC), 5.50%, 7/01/38	3,620	3,794,918
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Atlantic City Medical System, 6.25%,
7/01/17	505	533,901
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Bayshore Community Hospital
(Radian), 5.13%, 7/01/32	1,500	1,194,405
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
CAB, St. Barnabas Health, Series B,
5.90%, 7/01/30 (c)	4,500	899,730
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
CAB, St. Barnabas Health, Series B,
5.69%, 7/01/36 (c)	7,360	868,038
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
CAB, St. Barnabas Health, Series B,
5.75%, 7/01/37 (c)	7,000	761,250
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Capital Health System Obligation
Group, Series A, 5.75%, 7/01/13 (b)	600	680,406

	Par (000)
Municipal Bonds		Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
General Hospital Center at Passaic
(AGM), 6.75%, 7/01/19 (f)	$125	$156,531
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Hackensack University Medical Center
(AGC), 5.25%, 1/01/36	3,600	3,676,320
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
South Jersey Hospital, 5.00%,
7/01/46	3,150	2,958,638
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
St. Barnabas Health Care System,
Series A, 5.00%, 7/01/29	3,940	3,175,482

		38,262,751

Housing — 8.5%
Middlesex County Improvement
Authority, RB, New Brunswick
Apartments Rental Housing, AMT
(FNMA), 5.15%, 2/01/24	2,965	2,999,957
New Jersey State Housing & Mortgage
Finance Agency, RB, Capital Fund
Program, Series A (AGM), 4.70%,
11/01/25	2,100	2,128,770
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series U, AMT, 4.90%, 10/01/27	2,500	2,494,050
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series U, AMT, 4.95%, 10/01/32	640	631,405
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series X, AMT, 4.85%, 4/01/16	2,000	2,089,080
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.50%, 10/01/38	2,090	2,283,868
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.65%,
10/01/32	4,400	4,198,436
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	2,900	2,703,496
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB,
Series B (AGM), 6.15%, 11/01/20	195	195,281
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB,
Series B (AGM), 6.25%, 11/01/26	940	941,072
Newark Housing Authority, RB, South
Ward Police Facility (AGC), 5.75%,
12/01/30	625	669,794

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)
Municipal Bonds		Value

New Jersey (continued)

Housing (concluded)
Newark Housing Authority, RB, South
Ward Police Facility (AGC), 6.75%,
12/01/38	$1,425	$1,612,131

		22,947,340

State — 21.3%
Garden State Preservation Trust, RB,
CAB, Series B (AGM), 5.17%,
11/01/24 (c)	10,000	5,227,200
Garden State Preservation Trust, RB,
CAB, Series B (AGM), 5.23%,
11/01/27 (c)	4,135	1,830,027
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.80%, 11/01/22	1,640	1,925,901
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	2,080	2,561,853
New Jersey EDA, RB, CAB, Motor Vehicle
Surcharge, Series R (NPFGC), 4.95%,
7/01/21 (c)	1,675	1,025,602
New Jersey EDA, RB, Cigarette Tax,
5.63%, 6/15/19	520	520,270
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/29	3,790	3,754,753
New Jersey EDA, RB, Cigarette Tax
(Radian), 5.50%, 6/15/31	125	117,528
New Jersey EDA, RB, Motor Vehicle
Commission, Series A (NPFGC),
3.51%, 7/01/12 (c)	4,000	3,854,040
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC), 5.00%,
7/01/27	2,000	2,018,520
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC), 5.00%,
7/01/29	1,100	1,102,904
New Jersey EDA, RB, Newark Downtown
District Management Corp., 5.13%,
6/15/37	350	288,838
New Jersey EDA, RB, School Facilities
Construction, Series L (AGM), 5.00%,
3/01/30	1,700	1,757,800
New Jersey EDA, RB, School Facilities
Construction, Series O, 5.25%,
3/01/23	1,590	1,711,365
New Jersey EDA, RB, School Facilities
Construction, Series Z (AGC), 5.50%,
12/15/34	1,500	1,632,255
New Jersey EDA, RB, School Facilities
Construction, Series Z (AGC), 6.00%,
12/15/34	1,000	1,126,780
New Jersey EDA, RB, School Facilities,
Series U (AMBAC), 5.00%, 9/01/37	500	504,670
New Jersey EDA, Refunding RB, CAB,
Economic Fund, Series A (NPFGC),
5.24%, 3/15/21 (c)	2,000	1,283,440

	Par (000)	Value
Municipal Bonds

New Jersey (continued)

State (concluded)
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	$2,500	$2,510,375
New Jersey Educational Facilities
Authority, RB, Public Library Project
Grant Issue, Series A (AMBAC),
5.50%, 9/01/19	1,120	1,220,822
New Jersey Sports & Exposition
Authority, RB, Series A (NPFGC),
5.50%, 3/01/10 (b)	3,070	3,072,272
New Jersey Sports & Exposition
Authority, Refunding RB (NPFGC),
5.50%, 3/01/21	805	917,104
New Jersey Transportation Trust Fund
Authority, RB, CAB, Transportation
System, Series C (AMBAC), 5.05%,
12/15/35 (c)	1,380	285,536
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AMBAC), 4.75%, 12/15/37	1,520	1,478,732
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series D, 5.00%, 6/15/20	1,230	1,303,972
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 6.50%, 6/15/10	1,560	1,588,314
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 6.00%, 12/15/11 (b)	1,500	1,646,865
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 5.50%, 12/15/21	1,800	2,073,924
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/29	1,000	1,037,940
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/30	1,110	1,144,521
State of New Jersey, GO, Refunding,
Series H, 5.25%, 7/01/14	3,000	3,478,560
State of New Jersey, GO, Refunding,
Series N (NPFGC), 5.50%, 7/15/17	3,000	3,568,710

		57,571,393

Tobacco — 1.5%
Tobacco Settlement Financing Corp.
New Jersey, RB, 7.00%, 6/01/13 (b)	1,445	1,719,102
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A,
5.00%, 6/01/41	3,500	2,372,930

		4,092,032

Transportation — 17.7%
Delaware River Joint Toll Bridge
Commission, Refunding RB, 5.00%,
7/01/24	2,450	2,528,253

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Transportation (continued)
Delaware River Port Authority Pennsylvania & New Jersey, RB (AGM), 5.75%, 1/01/26	$15,000	$15,018,600
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	357,476
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 6.29%, 1/01/35 (c)	1,510	1,193,474
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	2,500	2,600,100
New Jersey State Turnpike Authority, RB, Series I, 5.00%, 1/01/35	2,500	2,570,350
New Jersey State Turnpike Authority, Refunding RB, Series C, 6.50%, 1/01/16	80	95,669
New Jersey State Turnpike Authority, Refunding RB, Series C, 6.50%, 1/01/16 (f)	30	37,152
New Jersey State Turnpike Authority, Refunding RB, Series C, 6.50%, 1/01/16 (f)	390	454,124
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16	545	651,743
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16 (f)	2,765	3,219,621
New Jersey State Turnpike Authority, Refunding RB, Series C-2005 (NPFGC), 6.50%, 1/01/16 (f)	190	238,266
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series A, 6.62%, 12/15/38 (c)	10,000	1,842,300
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.75%, 6/15/20	2,820	3,282,931
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 6.23%, 12/15/32 (c)	10,000	2,614,800
Port Authority of New York & New Jersey, RB, Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,169,370
Port Authority of New York & New Jersey, RB, Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,165,010
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,819,930

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Transportation (concluded)
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	$2,000	$2,052,980
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	4,836,800

		47,748,949

Utilities — 3.1%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	900	886,581
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (FGIC), 6.88%, 11/01/34	100	100,050
New Jersey EDA, RB, Series A, American Water, AMT (AMBAC), 5.25%, 11/01/32	1,250	1,184,875
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (c)	5,000	2,903,500
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,332,951
Union County Utilities Authority, Refunding RB, Senior Lease, Ogden Martin, Series A, AMT (AMBAC), 5.50%, 6/01/10	2,000	2,014,140

		8,422,097

Total Municipal Bonds in New Jersey		234,209,259

Guam — 1.4%

County/City/Special District/School District — 0.3%
Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	915	926,502

State — 0.7%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13 (b)	600	704,130
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	137,610
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,034,495

		1,876,235

Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	980,540

Total Municipal Bonds in Guam		3,783,277

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State — 2.9%

Housing — 2.9%
Centerline Equity Issuer Trust, 7.60%, 12/15/50 (g)(h)	$4,000	$4,125,440
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (g)(h)	3,948	3,661,442

Total Municipal Bonds in Multi-State		7,786,882

Puerto Rico — 7.2%

Corporate — 0.4%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,023,666

County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.78%, 8/01/41 (c)	7,750	1,164,205

Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,611,664

State — 3.9%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	5,000	5,510,150
Commonwealth of Puerto Rico, GO, Public Improvement, Series A, 5.25%, 7/01/16 (b)	310	369,359
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	725	749,193
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	1,500	1,539,780
Puerto Rico Municipal Finance Agency, GO, Series A (AGM), 5.00%, 8/01/21	1,250	1,291,325
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,030,770

		10,490,577

Transportation — 0.8%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series D, 5.38%, 7/01/12 (b)	1,000	1,100,490
Puerto Rico Highway & Transportation Authority, Refunding RB, Series N (AGC), 5.25%, 7/01/34	1,000	1,026,360

		2,126,850

Utilities — 1.1%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,015,640

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

Utilities (concluded)
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	$2,000	$2,019,840

		3,035,480

Total Municipal Bonds in Puerto Rico		19,452,442

U.S. Virgin Islands — 0.8%

Corporate — 0.8%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,417,570
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	750,555

Total Municipal Bonds in the U.S. Virgin Islands		2,168,125

Total Long-Term Investments (Cost – $264,570,867) – 99.1%		267,399,985

Short-Term Securities	Shares

CMA New Jersey Municipal Money Fund, 0.04% (i)(j)	674,269	674,269

Total Short-Term Securities (Cost – $674,269) – 0.2%		674,269

Total Investments (Cost – $265,245,136*) – 99.3%		268,074,254
Other Assets Less Liabilities – 0.7%		1,880,575

Net Assets – 100.0%		$269,954,829

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$265,217,154

Gross unrealized appreciation	$11,857,135
Gross unrealized depreciation	(9,000,035)

Net unrealized appreciation	$2,857,100

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Security is collateralized by Municipal or US Treasury Obligations.

(g)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	$(1,142,301)	$900

(j)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$267,399,985	—	$267,399,985
Short-Term Securities	$674,269	—	—	674,269

Total	$674,269	$267,399,985	—	$268,074,254

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	7

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 81.2%

Corporate — 4.7%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$979,550
Delaware County IDA, Pennsylvania, RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,331,501
Northumberland County IDA, Refunding RB, Aqua Pennsylvania Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	2,500	2,302,200
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,022,620
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	10,693,816
Pennsylvania Economic Development Financing Authority, RB, Waste Management Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	291,834
Washington County IDA, Pennsylvania, Refunding RB, West Pennsylvania, Mitchell, Series G (AMBAC), 6.05%, 4/01/14	2,500	2,503,525

		25,125,046

County/City/Special District/School District — 20.4%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	7,045,555
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,061,556
Delaware Valley Regional Financial Authority, RB, 5.75%, 7/01/32	21,000	23,808,330
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	16,500	17,526,300
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	8,148,525
Mifflin County School District, GO (Syncora), 7.50%, 9/01/22	2,300	2,838,660

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

County/City/Special District/School District (concluded)
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	$415	$397,462
Philadelphia School District, GO, Refunding, Series A (AMBAC), 5.00%, 8/01/15	9,105	10,331,261
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,202,602
Reading School District, GO (AGM), 5.00%, 1/15/36	5,290	5,397,757
Souderton Area School District, Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,559,927
West Chester Area School District, Pennsylvania, GO, Series A (AGM), 5.00%, 5/15/18	4,915	5,503,276
West Chester Area School District, Pennsylvania, GO, Series A (AGM), 5.00%, 5/15/22	7,550	8,256,001

		109,077,212

Education — 8.0%
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	966,910
Delaware County Authority, Pennsylvania, RB, Haverford College, 5.75%, 11/15/25	6,795	7,081,749
Delaware County Authority, Pennsylvania, RB, Villanova University, 5.25%, 12/01/31	600	626,034
Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	2,930	2,945,382
Pennsylvania Higher Educational Facilities Authority, RB, Lafayette College Project, 6.00%, 5/01/30	155	155,899
Pennsylvania Higher Educational Facilities Authority, RB, State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,485,592

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of the Sciences, Philadelphia (AGC), 5.00%, 11/01/32	$5,000	$5,130,700
Pennsylvania State University, Refunding RB, Series A, 5.00%, 8/15/28	5,045	5,436,290
Pennsylvania State University, Refunding RB, Series A, 5.00%, 8/15/29	2,000	2,140,940
Philadelphia Authority for Industrial Development, RB, Amern College of Physicians, 5.50%, 6/15/20	6,370	6,397,455
Philadelphia Authority for Industrial Development, RB, Amern College of Physicians, 5.50%, 6/15/25	8,315	8,341,359

		42,708,310

Health — 15.4%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	7,733,340
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	3,120	2,339,532
Allegheny County IDA, Pennsylvania, Refunding RB, Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	2,515	2,828,746
Allegheny County IDA, Pennsylvania, Refunding RB, Residential Resource Inc. Project, 5.13%, 9/01/31	905	799,061
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,504,600
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 5.90%, 1/01/27	770	698,890
Bucks County IDA, Refunding RB, Pennswood Village Project, Series A, 6.00%, 10/01/12 (a)	1,000	1,139,280
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	2,962,650
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	2,500	2,607,975
Delaware County Authority, Pennsylvania, Refunding RB, Crozer Keystone Obligation Group, Series A, 5.00%, 12/15/31	5,900	4,661,708
Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	427,250

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Health (continued)
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	$1,750	$1,650,740
Lancaster County Hospital Authority, RB, Health Center, Masonic Homes Project, 5.00%, 11/01/26	600	602,088
Lancaster County Hospital Authority, RB, Health Center, Masonic Homes Project, 5.00%, 11/01/31	1,885	1,848,186
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	849,240
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	3,080	3,024,067
Mifflin County Hospital Authority, Refunding RB (Radian), 6.20%, 1/01/11 (a)	1,000	1,059,320
Mifflin County Hospital Authority, Refunding RB (Radian), 6.40%, 1/01/11 (a)	2,550	2,705,575
Monroe County Hospital Authority, Pennsylvania, Refunding RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	4,140	3,862,827
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	4,860	4,810,720
Montgomery County Higher Education & Health Authority, Refunding RB, Health Care, Holy Redeemer Health, Series A (AMBAC), 5.25%, 10/01/27	8,900	7,896,703
Montgomery County IDA, Pennsylvania, RB, Acts Retirement Life Community, Series A, 4.50%, 11/15/36	5,290	4,209,941
Montgomery County IDA, Pennsylvania, RB, Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	508,258
Montgomery County IDA, Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	971,460
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (b)	3,000	3,720,780
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	324,726
South Fork Municipal Authority, Refunding RB, Good Samaritan Medical Center Project, Series B (NPFGC), 5.38%, 7/01/16	3,270	3,279,156

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Health (concluded)
Southcentral General Authority, Pennsylvania, Refunding RB, Wellspan Health, 5.63%, 5/15/26 (b)	$315	$336,924
Southcentral General Authority, Pennsylvania, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	4,085,325

		82,449,068

Housing — 5.3%
Pennsylvania HFA, RB, Series 94-A, AMT, 5.10%, 10/01/31	3,000	3,015,810
Pennsylvania HFA, RB, Series 103-C, 5.40%, 10/01/33	4,250	4,427,012
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 63A, AMT, 5.64%, 4/01/30 (c)	12,965	4,239,555
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 66A, AMT, 5.65%, 4/01/29	1,045	1,048,010
Pennsylvania HFA, Refunding RB, S/F, Series 73A, AMT, 5.45%, 10/01/32	2,000	2,011,420
Pennsylvania HFA, Refunding RB, Series 96A, AMT, 4.70%, 10/01/37	6,465	5,964,480
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	4,800	4,847,712
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.15%, 4/01/38	2,200	2,236,058
Philadelphia Authority for Industrial Development, RB, Rieder House Project, Series A, 6.10%, 7/01/33	500	467,010
Philadelphia Authority for Industrial Development, RB, Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	467,010

		28,724,077

State — 11.5%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,540,281
Commonwealth of Pennsylvania, GO, First Series A, 5.00%, 2/15/19	10,000	11,717,800
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 10/01/26	2,800	3,029,992
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/29	3,900	4,224,480
Commonwealth of Pennsylvania, GO, Second Series A, 5.00%, 8/01/24	6,000	6,624,720
Pennsylvania Convention Center Authority, RB, Series A (FGIC), 6.70%, 9/01/16 (b)	600	699,948
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/16	7,695	8,279,435
Pennsylvania Turnpike Commission, RB, Series C (NPFGC), 5.00%, 12/01/32	11,000	11,289,740

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

State (concluded)
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	$3,050	$3,131,405
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,243,450

		61,781,251

Transportation — 13.4%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/32	9,500	9,225,735
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	14,000	13,435,380
Delaware River Port Authority, Pennsylvania & New Jersey, RB (AGM), 5.75%, 1/01/22	29,000	29,111,650
Delaware River Port Authority, RB, Port District Project, Series B (AGM), 5.70%, 1/01/22	8,930	8,942,502
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (d)	4,615	2,948,985
Pennsylvania Turnpike Commission, RB, Series A (AMBAC), 5.50%, 12/01/31	1,600	1,668,368
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	6,400	6,521,728

		71,854,348

Utilities — 2.5%
City of Philadelphia, Pennsylvania, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (b)	1,650	2,037,552
City of Philadelphia, Pennsylvania, RB, Series A, 5.25%, 1/01/36	1,450	1,480,769
Delaware County IDA, Pennsylvania, RB, Water Facilities, AMT (NPFGC), 6.00%, 6/01/29	3,400	3,406,970
Montgomery County IDA, Pennsylvania, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.25%, 7/01/42	3,900	3,707,925
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	2,500	2,575,700

		13,208,916

Total Municipal Bonds in Pennsylvania		434,928,228

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Guam — 0.6%

State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13 (a)	$500	$586,775

Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,476,528

Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,003,980

Total Municipal Bonds in Guam		3,067,283

Multi-State — 2.6%

Housing — 2.6%
Centerline Equity Issuer Trust, 7.60%, 12/15/50 (e)(f)	10,000	10,313,600
MuniMae Tax Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (e)(f)	3,948	3,661,442

Total Municipal Bonds in Multi-State		13,975,042

Puerto Rico — 8.1%

Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special Facilities, American Airlines, Series A, AMT, 6.25%, 6/01/26	750	550,980

County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.71%, 8/01/41 (c)	10,000	1,502,200

State — 5.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,425	1,472,552
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,154,380
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/41	2,250	1,994,130
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.38%, 7/01/33	2,940	2,854,182
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series N, 5.25%, 7/01/17	2,375	2,476,935
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series N, 5.50%, 7/01/27	2,150	2,160,148

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$15,000	$16,069,050

		30,181,377

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	1,090	1,051,806

Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	633,447

Utilities — 1.7%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,656,304
Puerto Rico Commonwealth Infrastructure Financing Authority, SO, Series A, 5.38%, 10/01/10 (a)	1,000	1,041,040
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,494,144

		9,191,488

Total Municipal Bonds in Puerto Rico		43,111,298

U.S. Virgin Islands — 0.5%

Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	1,012,550
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	502,920

		1,515,470

State — 0.0%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	300	268,944

Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	923,400

Total Municipal Bonds in the U.S. Virgin Islands		2,707,814

Total Municipal Bonds – 93.0%		497,789,665

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

Pennsylvania — 9.3%

Education — 3.1%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,695,361

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value

Pennsylvania (concluded)

Education (concluded)
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	$4,448	$4,839,875

		16,535,236

Health — 2.5%
Geisinger Authority, RB, Series A, 5.13%, 6/01/34	7,460	7,667,164
Geisinger Authority, RB, Series A, 5.25%, 6/01/39	6,000	6,185,940

		13,853,104

Housing — 1.4%
Pennsylvania HFA, Refunding RB, Series 105C, 5.00%, 10/01/39	7,500	7,603,650

State — 2.2%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	11,781,259

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 9.2%		49,773,249

Total Long-Term Investments (Cost – $535,980,759) – 102.2%		547,562,914

Short-Term Securities	Shares

CMA Pennsylvania Municipal Money Fund, 0.00% (h)(i)	10,575,059	10,575,059

Total Short-Term Securities (Cost – $10,575,059) – 2.0%		10,575,059

Total Investments (Cost – $546,555,818*) – 104.2%		558,137,973
Other Assets Less Liabilities – 0.7%		3,717,493
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (4.9)%		(26,472,650)

Net Assets – 100.0%		$535,382,816

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$522,006,772

Gross unrealized appreciation	$19,040,076
Gross unrealized depreciation	(9,363,808)

Net unrealized appreciation	$9,676,268

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified instiitutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Pennsylvania Municipal Money Fund	$(6,947,303)	$3,460

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$547,562,914	—	$547,562,914
Short-Term Securities	$10,575,059	—	—	10,575,059

Total	$10,575,059	$547,562,914	—	$558,137,973

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 28, 2010